RECENTLY ISSUED ACCOUNTING STANDARDS - Tables (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jan. 01, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyages in progress	$ 3,155			$ 9,062
Assets [Abstract]
Other current assets	29,983			25,437
Liabilities [Abstract]
Other Liabilities, Current	30,427			32,089
Stockholders' Equity Attributable to Parent [Abstract]
Accumulated deficit	(326,615)			(351,903)
Revenue from contract with customer	290,831	$ 181,657
Voyage expenses and commissions	63,445	55,011
Net income (loss)	$ 25,663	$ (29,840)
Earnings (loss) per share, basic and diluted (in USD per share)	$ 0.18	$ (0.26)
Change in operating assets and liabilities, other	$ 36,534
Net cash provided by (used in) operating activities	62,197	$ 10,547
Accounting Standards Update 2014-09 | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of new accounting principle in period of adoption			$ (5,700)	$ (5,698)
Contract with Customer, Liability [Member] | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of new accounting principle in period of adoption			8,300
Contract with Customer, Asset, Net, Current [Member] | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of new accounting principle in period of adoption			5,300
Other Current Liabilities | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of new accounting principle in period of adoption			2,900
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyages in progress	6,593		(5,324)
Assets [Abstract]
Other current assets	(3,962)		2,554
Liabilities [Abstract]
Other Liabilities, Current	(2,337)		2,928
Stockholders' Equity Attributable to Parent [Abstract]
Accumulated deficit	4,968		(5,698)
Voyage expenses and commissions	1,408
Net income (loss)	$ (729)
Earnings (loss) per share, basic and diluted (in USD per share)	$ (0.01)
Change in operating assets and liabilities, other	$ 729
Net cash provided by (used in) operating activities	0
Calculated under Revenue Guidance in Effect before Topic 606 | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyages in progress	9,748		3,738
Assets [Abstract]
Other current assets	26,021		27,991
Liabilities [Abstract]
Other Liabilities, Current	28,090		35,017
Stockholders' Equity Attributable to Parent [Abstract]
Accumulated deficit	(321,647)		$ (357,601)
Voyage expenses and commissions	64,853
Net income (loss)	$ 24,934
Earnings (loss) per share, basic and diluted (in USD per share)	$ 0.17
Change in operating assets and liabilities, other	$ 37,263
Net cash provided by (used in) operating activities	62,197
Voyage charter revenues
Stockholders' Equity Attributable to Parent [Abstract]
Revenue from contract with customer	130,021	$ 95,821
Voyage charter revenues | Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Stockholders' Equity Attributable to Parent [Abstract]
Revenue from contract with customer	679
Voyage charter revenues | Calculated under Revenue Guidance in Effect before Topic 606 | Accounting Standards Update 2014-09
Stockholders' Equity Attributable to Parent [Abstract]
Revenue from contract with customer	$ 130,700